Related party transactions (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) $ / mo	Jan. 31, 2015 USD ($) $ / mo
Related Party Transactions 1		$ 6,263
Related Party Transactions 2 | $ / mo		522
Related Party Transactions 3		$ 389,367
Related Party Transactions 4		$ 15,625
Related Party Transactions 5		26
Related Party Transactions 6		29
Related Party Transactions 7		$ 8,525
Related Party Transactions 8		$ 6,263
Related Party Transactions 9 | $ / mo		522
Related Party Transactions 10		$ 325,367
Related Party Transactions 11		15,625
Related Party Transactions 12		$ 67,500
Related Party Transactions 13		26
Related Party Transactions 14		33
Related Party Transactions 15		$ 8,260
Related Party Transactions 1 | $ / mo	522
Related Party Transactions 2	$ 4,698
Related Party Transactions 3	405,359
Related Party Transactions 4	$ 15,625